                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-4964
                ------------------------------------------------

                      CREDIT SUISSE NEW YORK MUNICIPAL FUND
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                      Credit Suisse New York Municipal Fund
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003


- CREDIT SUISSE
  NEW YORK MUNICIPAL FUND


MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 20, 2003

Dear Shareholder:

   For the 12 months ended October 31, 2003, the Common Class and Class A shares (without sales charge) of Credit Suisse New York Municipal Fund(1) (the "Fund") returned 4.05% and 3.97%(2), respectively, versus a gain of 5.26% for the Lehman Brothers 5 Year Municipal Bond Index(3).

   As we see it, activity in New York municipal securities over the course of the Fund's fiscal year was driven mainly by the same factors that drove activity in the market for municipal securities as a whole. Several elements combined to raise the level of demand. Perhaps most important was the accommodative monetary environment. Nominal short-term interest rates fell by a total of three-quarters of a percentage point during the period to 1.00%, the lowest level in over 40 years. This, in turn, helped to fuel gains in most fixed income sectors. An additional result was that lower-quality securities generally outperformed higher-quality instruments. We did not find this surprising, as historically low short-term rates helped to incentivize investors to look for comparatively higher yields, and the prospect of better economic activity augured well for riskier issuers.

   At various times in the fiscal year (particularly in its second half), investors appeared to anticipate that the Federal Reserve's next monetary move would be to raise rates. The municipal market tended to respond in two primary ways, in our view. First, many municipalities chose not to issue new bonds as market-based yields rose, which helped to increase demand for existing bonds. Second, many investors positioned their debt exposure in comparatively shorter maturities in an effort to reduce vulnerability to higher rates.

   Another plus for municipal demand came in the form of so-called "crossover buyers" that do not consistently own municipals but, instead, purchase munis when they are thought to be especially attractive. Insurance companies were prominent in this regard. Flush with cash from higher premiums and lower payouts for claims, they often found munis appealing on a risk-adjusted and tax-adjusted basis, and bought them accordingly.

   We attribute the Fund's underperformance of its Lehman Brothers 5 Year Municipal Bond Index benchmark in the fiscal year to our belief that interest rates were most likely to rise. Our analysis thus concluded that a relatively defensive investment stance was appropriate, and we opted to position the portfolio conservatively.

   Several steps that we took on this basis ended up dampening the Fund's relative performance. For example, we kept the portfolio's average maturity shorter than that of the benchmark, believing that this would help to reduce potential downside risk. We emphasized highest-quality issues (i.e., rated AAA or AA) but, as we noted earlier, riskier instruments fared better. New York municipal debt underperformed the municipal debt of many other states in the period, which proved unfavorable relative to a nationwide benchmark. We held a number of bonds that became prerefunded and escrowed in U.S. Treasury securities (a positive occurrence), but they underperformed their non-prerefunded counterparts.

   On the positive side, we continued to allocate a slightly higher degree of the portfolio to New York City paper than the benchmark does, based on our analysis that the risk of a downgrade in the City's debt rating was already reflected in the price of its bonds. This added value in the fiscal year's second half. In addition, we owned premium-structured callable issues and raised the portfolio's exposure to intermediate maturities, both of which benefited nicely in an environment of rising interest-rate volatility. We also increased our holdings of bonds with comparatively strong call protection and trimmed exposure to bonds issued by Puerto Rico [note: Puerto Rico municipal debt is exempt from federal, state and local taxes in all states], whose prices weakened due to rising worries about Puerto Rico's underlying creditworthiness.

Lori A. Cohane                                              Frank J. Biondo
Co-Portfolio Manager                                        Co-Portfolio Manager

   THE FUND'S DIVIDENDS ARE DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) COMMON CLASS SHARES AND THE
               LEHMAN BROS. 5 YR MUNICIPAL INDEX(3) FOR TEN YEARS.

               CREDIT SUISSE NEW YORK                    LEHMAN BROTHERS 5 YEAR
               MUNICIPAL FUND(1) COMMON CLASS            MUNICIPAL BOND INDEX(3)
  10/31/93                       $     10,000                       $     10,000
  11/30/93                       $      9,933                       $      9,949
  12/31/93                       $     10,103                       $     10,096
   1/31/94                       $     10,209                       $     10,186
   2/28/94                       $     10,039                       $     10,020
   3/31/94                       $      9,813                       $      9,811
   4/30/94                       $      9,898                       $      9,872
   5/31/94                       $      9,966                       $      9,922
   6/30/94                       $      9,975                       $      9,917
   7/31/94                       $     10,072                       $     10,032
   8/31/94                       $     10,120                       $     10,080
   9/30/94                       $     10,056                       $     10,013
  10/31/94                       $     10,004                       $      9,947
  11/30/94                       $      9,932                       $      9,856
  12/31/94                       $     10,048                       $      9,968
   1/31/95                       $     10,170                       $     10,092
   2/28/95                       $     10,327                       $     10,268
   3/31/95                       $     10,375                       $     10,373
   4/30/95                       $     10,402                       $     10,413
   5/31/95                       $     10,574                       $     10,632
   6/30/95                       $     10,603                       $     10,651
   7/31/95                       $     10,674                       $     10,781
   8/31/95                       $     10,745                       $     10,879
   9/30/95                       $     10,753                       $     10,906
  10/31/95                       $     10,835                       $     10,972
  11/30/95                       $     10,947                       $     11,072
  12/31/95                       $     11,017                       $     11,130
   1/31/96                       $     11,100                       $     11,242
   2/29/96                       $     11,064                       $     11,210
   3/31/96                       $     11,008                       $     11,131
   4/30/96                       $     10,994                       $     11,130
   5/31/96                       $     11,013                       $     11,126
   6/30/96                       $     11,075                       $     11,192
   7/31/96                       $     11,193                       $     11,274
   8/31/96                       $     11,202                       $     11,284
   9/30/96                       $     11,298                       $     11,377
  10/31/96                       $     11,362                       $     11,476
  11/30/96                       $     11,492                       $     11,625
  12/31/96                       $     11,493                       $     11,603
   1/31/97                       $     11,536                       $     11,643
   2/28/97                       $     11,608                       $     11,728
   3/31/97                       $     11,538                       $     11,600
   4/30/97                       $     11,558                       $     11,650
   5/31/97                       $     11,705                       $     11,793
   6/30/97                       $     11,771                       $     11,889
   7/31/97                       $     11,941                       $     12,098
   8/31/97                       $     11,904                       $     12,036
   9/30/97                       $     11,981                       $     12,143
  10/31/97                       $     12,025                       $     12,206
  11/30/97                       $     12,056                       $     12,244
  12/31/97                       $     12,169                       $     12,349
   1/31/98                       $     12,272                       $     12,462
   2/28/98                       $     12,277                       $     12,481
   3/31/98                       $     12,286                       $     12,491
   4/30/98                       $     12,211                       $     12,439
   5/31/98                       $     12,387                       $     12,589
   6/30/98                       $     12,442                       $     12,632
   7/31/98                       $     12,451                       $     12,676
   8/31/98                       $     12,628                       $     12,831
   9/30/98                       $     12,767                       $     12,964
  10/31/98                       $     12,775                       $     13,002
  11/30/98                       $     12,805                       $     13,025
  12/31/98                       $     12,836                       $     13,070
   1/31/99                       $     12,991                       $     13,208
   2/28/99                       $     12,919                       $     13,195
   3/31/99                       $     12,926                       $     13,206
   4/30/99                       $     12,956                       $     13,245
   5/31/99                       $     12,888                       $     13,192
   6/30/99                       $     12,730                       $     13,042
   7/31/99                       $     12,800                       $     13,123
   8/31/99                       $     12,781                       $     13,117
   9/30/99                       $     12,798                       $     13,165
  10/31/99                       $     12,742                       $     13,133
  11/30/99                       $     12,838                       $     13,210
  12/31/99                       $     12,783                       $     13,166
 1/31/2000                       $     12,741                       $     13,160
 2/29/2000                       $     12,823                       $     13,203
 3/31/2000                       $     13,001                       $     13,324
 4/30/2000                       $     12,947                       $     13,293
 5/31/2000                       $     12,906                       $     13,289
 6/30/2000                       $     13,188                       $     13,533
 7/31/2000                       $     13,328                       $     13,676
 8/31/2000                       $     13,508                       $     13,823
 9/30/2000                       $     13,462                       $     13,800
10/31/2000                       $     13,575                       $     13,897
11/30/2000                       $     13,650                       $     13,957
12/31/2000                       $     13,939                       $     14,175
 1/31/2001                       $     14,123                       $     14,419
 2/28/2001                       $     14,141                       $     14,494
 3/31/2001                       $     14,271                       $     14,583
 4/30/2001                       $     14,158                       $     14,503
 5/31/2001                       $     14,302                       $     14,653
 6/30/2001                       $     14,377                       $     14,736
 7/31/2001                       $     14,547                       $     14,886
 8/31/2001                       $     14,786                       $     15,087
 9/30/2001                       $     14,681                       $     15,133
10/31/2001                       $     14,825                       $     15,258
11/30/2001                       $     14,691                       $     15,136
12/31/2001                       $     14,599                       $     15,063
 1/31/2002                       $     14,841                       $     15,305
 2/28/2002                       $     15,023                       $     15,479
 3/31/2002                       $     14,758                       $     15,149
 4/30/2002                       $     15,013                       $     15,499
 5/31/2002                       $     15,085                       $     15,603
 6/30/2002                       $     15,215                       $     15,773
 7/31/2002                       $     15,346                       $     15,944
 8/31/2002                       $     15,506                       $     16,097
 9/30/2002                       $     15,708                       $     16,320
10/31/2002                       $     15,553                       $     16,154
11/30/2002                       $     15,526                       $     16,138
12/31/2002                       $     15,790                       $     16,459
 1/31/2003                       $     15,791                       $     16,487
 2/28/2003                       $     15,957                       $     16,667
 3/31/2003                       $     15,915                       $     16,643
 4/30/2003                       $     15,991                       $     16,722
 5/31/2003                       $     16,201                       $     16,989
 6/30/2003                       $     16,173                       $     16,945
 7/31/2003                       $     15,861                       $     16,575
 8/31/2003                       $     15,954                       $     16,692
 9/30/2003                       $     16,259                       $     17,114
10/31/2003                       $     16,184                       $     17,002

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE NEW YORK MUNICIPAL FUND(1) CLASS A SHARES AND THE
                 LEHMAN BROS. 5 YR MUNICIPAL BOND INDEX(3) FROM
                              INCEPTION (11/30/01).

                  CREDIT SUISSE NEW YORK
                  MUNICIPAL FUND(1) CLASS A              LEHMAN BROTHERS 5 YEAR
                  (WITH MAXIMUM SALES CHARGE)            MUNICIPAL BOND INDEX(3)
11/30/2001                       $      9,700                       $    10,000
12/31/2001                       $      9,634                       $     9,951
 1/31/2002                       $      9,790                       $    10,111
 2/28/2002                       $      9,897                       $    10,226
 3/31/2002                       $      9,744                       $    10,009
 4/30/2002                       $      9,897                       $    10,240
 5/31/2002                       $      9,931                       $    10,308
 6/30/2002                       $     10,024                       $    10,421
 7/31/2002                       $     10,098                       $    10,533
 8/31/2002                       $     10,202                       $    10,635
 9/30/2002                       $     10,341                       $    10,782
10/31/2002                       $     10,228                       $    10,672
11/30/2002                       $     10,209                       $    10,662
12/31/2002                       $     10,380                       $    10,874
 1/31/2003                       $     10,379                       $    10,892
 2/28/2003                       $     10,505                       $    11,011
 3/31/2003                       $     10,475                       $    10,996
 4/30/2003                       $     10,523                       $    11,047
 5/31/2003                       $     10,657                       $    11,224
 6/30/2003                       $     10,636                       $    11,195
 7/31/2003                       $     10,419                       $    10,951
 8/31/2003                       $     10,488                       $    11,028
 9/30/2003                       $     10,686                       $    11,307
10/31/2003                       $     10,634                       $    11,233

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                                   SINCE
                                              1 YEAR      5 YEARS    10 YEARS    INCEPTION
                                              ------      -------    --------    ---------
Common Class(4)                                3.51%       4.95%       4.99%       5.72%
Class A Without Sales Charge                   3.33%          -           -        5.42%
Class A With Maximum Sales Charge              0.22%          -           -        3.68%

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                                   SINCE
                                              1 YEAR      5 YEARS    10 YEARS    INCEPTION
                                              ------      -------    --------    ---------
Common Class(4)                                4.05%       4.84%       4.93%       5.66%
Class A Without Sales Charge                   3.97%          -           -        4.91%
Class A With Maximum Sales Charge              0.89%          -           -        3.25%


----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period based on offering price (with maximum sales charge of 3.00%) was 0.89%.
(3) The Lehman Brothers 5 Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds with maturities of between four and six years, and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.
(4)  Inception date: 4/1/1987.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

      PAR                                                               RATINGS+
     (000)                                                            (S&P/MOODY'S)    MATURITY     RATE%           VALUE
     -----                                                            -------------    --------     -----           -----
MUNICIPAL BONDS (98.6%)
NEW YORK (95.6%)
  $  1,200  Hempstead Town, NY, Industrial Development Agency,
             Residential Recovery, Revenue Bonds                        (BBB , A3)     12/01/10     5.000       $  1,263,132
     1,000  Long Island Power Authority of New York,
             Electric Systems Revenue Bonds,
             (MBIA Insured) (Non-Callable)                              (AAA , Aaa)    04/01/04     5.000          1,016,040
       695  Metropolitan Transportation Authority New York
             Transport Facilities Revenue Bonds,
             Refunded Balanced, Series A                                (AAA , Aaa)    07/01/14     5.125            779,317
     1,315  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series A (Non-Callable)                                   (AAA , Baa1)    07/01/05     5.000          1,397,976
     2,000  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series A (Non-Callable)                                   (AAA , Baa1)    07/01/07     5.250          2,241,080
       200  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series C-1 (FGIC Insured)
             (Callable 07/01/07 @ $101.00)                              (AAA , Aaa)    07/01/22     5.500            229,298
     1,500  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series C-1 (Non-Callable)                                  (AAA , Aaa)    07/01/05     6.000          1,619,340
     1,750  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series D (MBIA Insured) (Non-Callable)                     (AAA , Aaa)    07/01/05     6.000          1,889,230
       200  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series E (AMBAC Insured)
             (Callable 07/01/07 @ $101.00)                              (AAA , Aaa)    07/01/11     5.000            220,560
     1,500  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series R  (Non-Callable)                                   (AAA , A3)     07/01/07     5.500          1,694,040
       600  Metropolitan Transportation Authority, NY,
             Dedicated Tax Fund, Series A (FGIC Insured)                (AAA , Aaa)    04/01/13     5.600            693,570
     1,000  Metropolitan Transportation Authority, NY,
             Dedicated Tax Fund, Series A (Non-Callable)                (AAA , Aaa)    04/01/15     5.500          1,148,740
     1,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series H                                    (AA+ , Aa1)    07/01/07     6.250          1,149,690
     2,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series L                                    (AA+ , Aa1)    07/01/04     6.000          2,067,000
     1,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series M                                    (AA+ , Aa1)    07/01/08     5.500          1,141,510
       600  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series O                                    (AA+ , Aa1)    07/01/06     5.250            658,338
     1,500  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series P                                    (AA+ , Aa1)    07/01/08     5.000          1,679,250

                 See Accompanying Notes to Financial Statements.

      PAR                                                               RATINGS+
     (000)                                                            (S&P/MOODY'S)    MATURITY     RATE%           VALUE
     -----                                                            -------------    --------     -----           -----
MUNICIPAL BONDS
NEW YORK
  $  1,475  Nassau County, NY, General Obligation Unlimited,
             Series F                                                  (BBB , Baa2)    03/01/04     7.000       $  1,500,665
     3,000  New York City General Obligation Unlimited,
             Series A                                                    (A , A2)      08/01/06     7.000          3,387,930
     1,050  New York City General Obligation Unlimited,
             Series D                                                    (A , A2)      08/01/07     5.750          1,169,311
     1,980  New York City General Obligation Unlimited,
             Series E                                                    (A , A2)      08/01/08     5.250          2,180,198
     1,000  New York City General Obligation Unlimited,
             Series F                                                    (A , A2)      08/01/09     5.000          1,090,290
     1,000  New York City General Obligation Unlimited,
             Series H (Callable 03/15/11 @ $101.00)                      (A , A2)      03/15/13     5.750          1,099,030
     1,000  New York City General Obligation Unlimited,
             Series H, Subseries h-1
             (Callable 08/01/04 @ $101.50)                               (A , A2)      08/01/08     6.000          1,046,730
     1,000  New York City General Obligation Unlimited,
             Series J (Callable 08/01/07 @ $101.00)                      (A , A2)      08/01/11     6.125          1,118,380
     1,000  New York City Industrial Development Agency,
             YMCA Greater NY Project                                    (NR, Baa1)     08/01/06     6.000          1,098,520
     1,000  New York City Municipal Water Finance Authority,
             Revenue Bonds, Series D                                    (AA , Aa2)     06/15/15     5.250          1,092,260
       465  New York City Transitional Finance Authority,
             PreRefunded Future Tax, Series B                          (AA+ , Aa2)     02/01/08     5.500            527,082
       205  New York City Transitional Finance Authority,
             PreRefunded Future Tax, Series B                          (AA+ , Aa2)     02/01/08     5.500            232,370
       760  New York City Transitional Finance Authority,
             PreRefunded Future Tax, Series B                          (AA+ , Aa2)     02/01/08     5.500            856,429
     1,000  New York City Transitional Finance Authority,
             Unrefunded Future Tax Secured, Series B                   (AA+ , Aa2)     02/01/29     5.250          1,095,730
       300  New York City Transitional Finance Authority
             Revenue Bonds, Series B                                   (AA+ , Aa2)     05/01/07     4.750            327,351
       895  New York City Transitional Finance Authority
             Revenue Bonds, Unrefunded Future Tax, Series B            (AA+ , Aa2)     02/01/08     5.500          1,008,558
     1,020  New York State Dormitory Authority,
             Consolidated City University Systems,
             Revenue Bonds, Series A                                    (AA- , A3)     07/01/05     5.700          1,091,961
     1,000  New York State Dormitory Authority,
             Lenox Hill Hospital Obligation Group,
             Revenue Bonds                                               (NR, A3)      07/01/09     5.250          1,099,990
     1,265  New York State Dormitory Authority,
             Mental Health Services Facilities Revenue Bonds,
             Series G                                                  (AAA , Aaa)     02/15/09     5.250          1,414,675
     1,745  New York State Dormitory Authority, State
             University Dormitory Facilities Revenue Bonds,
             Series A, (AMBAC Insured)                                 (AAA , Aaa)     07/01/06     5.750          1,932,064

                 See Accompanying Notes to Financial Statements.

      PAR                                                               RATINGS+
     (000)                                                            (S&P/MOODY'S)    MATURITY     RATE%           VALUE
     -----                                                            -------------    --------     -----           -----
MUNICIPAL BONDS
NEW YORK
  $  1,000  New York State Dormitory Authority, State
             University Educational Facilities, Revenue Bonds,
             Series B (Callable 05/15/08 @ $101.00)                    (AA- , A3)      05/15/09     5.250       $  1,108,750
       250  New York State Dormitory Authority,
             Unrefunded Balance Revenue Bonds,
             Series B (Non-Callable)                                   (AA- , A3)      02/15/06     6.000            273,462
       350  New York State Dormitory Authority,
             Unrefunded Balance Revenue Bonds,
             Series B (Non-Callable)                                   (AA- , A3)      02/15/07     6.000            392,196
       520  New York State Environmental Facilities Corp.,
             Clean Water & Drinking, Revenue Bonds
             Revolving Funds, Series A (Non-Callable)                  (AAA , Aaa)     04/15/10     4.250            556,182
     1,125  New York State Local Government Assistance Corp.,
             Revenue Bonds, Series A                                   (AAA , Aaa)     04/01/06     6.000          1,242,292
     1,000  New York State Local Government Assistance Corp.,
             Revenue Bonds, Series A (Non-Callable)                     (AA , A1)      04/01/07     6.000          1,130,560
       100  New York State Power Authority, General
             Purpose Revenue Bonds                                     (AAA , Aaa)     01/01/18     7.000            122,899
     1,000  New York State Thruway Authority, Highway &
             Bridge Revenue Bonds, Series A (Non-Callable)             (AAA , Aaa)     01/01/04     6.000          1,008,360
       800  New York State Urban Development Corp.,
             Correctional & Youth Facilities Revenue Bonds,
             Series A                                                  (AA- , A3)      01/01/17     5.000            866,736
     1,000  New York State Urban Development Corp.,
             Correctional Capital Revenue Bonds, Series A,
             (AMBAC-TCRS Insured)                                     (AAA , Aaa)      01/01/06     5.400          1,082,030
     1,000  New York State Urban Development Corp.,
             Correctional Facilities Service Contract Revenue
             Bonds, Series C (Callable 01/01/09 @ $101.00)            (AAA , Aaa)      01/01/13     6.000          1,175,550
     1,000  New York State Urban Development Corp.,
             State Facilities Revenue Bonds                            (AA- , A3)      04/01/11     5.750          1,143,230
     1,000  Rockland County New York General
             Obligation Bonds,
             (Callable 10/15/09 @ $101.00)                             (AA- , A1)      10/15/14     5.500          1,118,040
     1,000  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series A                                   (AAA , Aa3)     01/01/07     5.500          1,110,380
     1,420  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series A
             (Callable 01/01/09 @ $101.00)                             (AAA , Aa3)     01/01/18     5.125          1,617,550
       600  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series B                                   (AA- , Aa3)     11/15/16     5.250            653,796
     1,000  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series B                                   (AAA , Aa3)     01/01/09     5.500          1,141,630

                 See Accompanying Notes to Financial Statements.

      PAR                                                               RATINGS+
     (000)                                                            (S&P/MOODY'S)    MATURITY     RATE%           VALUE
     -----                                                            -------------    --------     -----           -----
MUNICIPAL BONDS
NEW YORK
  $  1,000  Triborough Bridge & Tunnel Authority,
             Revenue Bonds, Series Y                                   (AAA , Aa3)     01/01/06     5.800       $  1,090,850
                                                                                                                ------------
TOTAL NEW YORK (Cost $58,434,329)                                                                                 62,092,128
                                                                                                                ------------
PUERTO RICO (3.0%)
     1,000  Puerto Rico Commonwealth Aqueduct &
             Sewer Authority, Revenue Bonds (MBIA Insured)             (AAA , Aaa)     07/01/07     6.000          1,141,440
       785  Puerto Rico Public Buildings Authority,
             Government Facilities Revenue Bonds, Series C             (A- , Baa1)     07/01/05     5.000            827,359
                                                                                                                ------------
TOTAL PUERTO RICO (Cost $1,845,628)                                                                                1,968,799
                                                                                                                ------------
TOTAL MUNICIPAL BONDS (Cost $60,279,957)                                                                          64,060,927
                                                                                                                ------------
SHORT-TERM INVESTMENT (0.3%)

 NUMBER OF
  SHARES
 ---------
   151,199  Blackrock Provident New York Money Fund
             (Cost $151,199)                                                                                         151,199
                                                                                                                ------------
TOTAL INVESTMENTS AT VALUE (98.9%) (Cost $60,431,156)                                                             64,212,126
OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)                                                                         746,566
                                                                                                                ------------
NET ASSETS (100.0%)                                                                                             $ 64,958,692
                                                                                                                ============

                          INVESTMENT ABBREVIATIONS
                      AMBAC - American Municipal Bond Assurance Corporation
                       FGIC - Financial Guaranty Insurance Company
                       MBIA - MBIA Insurance Corporation
                       TCRS - Transferable Custodial Receipts

----------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS
    Investments at value (Cost $60,431,156) (Note 1)                                         $    64,212,126
    Interest receivable                                                                              904,326
    Prepaid expenses                                                                                  18,360
                                                                                             ---------------
      Total Assets                                                                                65,134,812
                                                                                             ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                     55,181
    Administrative services fee payable (Note 2)                                                      16,945
    Distribution fee payable (Note 2)                                                                    325
    Payable for fund shares redeemed                                                                  55,067
    Dividend payable                                                                                  16,201
    Trustees' fee payable                                                                              5,986
    Other accrued expenses payable                                                                    26,415
                                                                                             ---------------
      Total Liabilities                                                                              176,120
                                                                                             ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                                           6,081
    Paid-in capital (Note 5)                                                                      60,699,760
    Accumulated net realized gain on investments                                                     471,881
    Net unrealized appreciation from investments                                                   3,780,970
                                                                                             ---------------
      Net Assets                                                                             $    64,958,692
                                                                                             ===============

COMMON SHARES
    Net assets                                                                               $    63,423,445
    Shares outstanding                                                                             5,937,158
                                                                                             ---------------
    Net asset value, offering price, and redemption price per share                          $         10.68
                                                                                             ===============
A SHARES
    Net assets                                                                               $     1,535,247
    Shares outstanding                                                                               143,487
                                                                                             ---------------
    Net asset value and redemption price per share                                           $         10.70
                                                                                             ===============
    Maximum offering price per share (net asset value/(1-3.00%))                             $         11.03
                                                                                             ===============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

INTEREST INCOME (NOTE 1)                                                                     $     3,047,251
                                                                                             ---------------
EXPENSES
    Investment advisory fees (Note 2)                                                                296,256
    Administrative services fees (Note 2)                                                            129,829
    Distribution fees (Note 2)                                                                         2,199
    Legal fees                                                                                        47,476
    Transfer agent fees (Note 2)                                                                      40,828
    Registration fees                                                                                 34,106
    Audit fees                                                                                        23,090
    Printing fees (Note 2)                                                                            20,628
    Trustees' fees                                                                                    18,987
    Insurance expense                                                                                  9,618
    Custodian fees                                                                                     8,421
    Interest expense                                                                                   4,238
    Miscellaneous expense                                                                              5,561
                                                                                             ---------------
    Total expenses                                                                                   641,237
    Less: fees waived (Note 2)                                                                      (194,652)
                                                                                             ---------------
      Net expenses                                                                                   446,585
                                                                                             ---------------
        Net investment income                                                                      2,600,666
                                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

    Net realized gain from investments                                                               471,936
    Net change in unrealized appreciation (depreciation) from investments                             69,237
                                                                                             ---------------
    Net realized and unrealized gain from investments                                                541,173
                                                                                             ---------------
    Net increase in net assets resulting from operations                                     $     3,141,839
                                                                                             ===============


                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   FOR THE YEAR            FOR THE YEAR
                                                                                       ENDED                   ENDED
                                                                                 OCTOBER 31, 2003        OCTOBER 31, 2002
                                                                                 ----------------        ----------------
FROM OPERATIONS
  Net investment income                                                          $      2,600,666        $      3,439,213
  Net realized gain from investments                                                      471,936               1,404,525
  Net change in unrealized appreciation (depreciation) from investments                    69,237                (530,357)
                                                                                 ----------------        ----------------
   Net increase in net assets resulting from operations                                 3,141,839               4,313,381
                                                                                 ----------------        ----------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class shares                                                                 (2,571,775)             (3,438,226)
   Class A shares                                                                         (28,891)                   (987)
  Distributions from net realized gains
   Common Class shares                                                                 (1,379,597)               (627,756)
   Class A shares                                                                         (19,072)                     (7)
                                                                                 ----------------        ----------------
   Net decrease in net assets resulting from dividends and distributions               (3,999,335)             (4,066,976)
                                                                                 ----------------        ----------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                                         37,966,195              46,489,121
  Reinvestment of dividends and distributions                                           3,665,536               3,582,449
  Net asset value of shares redeemed                                                  (59,390,146)            (80,114,680)
                                                                                 ----------------        ----------------
   Net decrease in net assets from capital share transactions                         (17,758,415)            (30,043,110)
                                                                                 ----------------        ----------------
  Net decrease in net assets                                                          (18,615,911)            (29,796,705)

NET ASSETS
  Beginning of year                                                                    83,574,603             113,371,308
                                                                                 ----------------        ----------------
  End of year                                                                    $     64,958,692        $     83,574,603
                                                                                 ================        ================

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                           FOR THE YEAR ENDED OCTOBER 31,
                                                  --------------------------------------------------------------------------------
                                                      2003             2002             2001             2000             1999
                                                  ------------     ------------     ------------     ------------     ------------
PER SHARE DATA
  Net asset value, beginning of year              $      10.81     $      10.74     $      10.24     $      10.04     $      10.54
                                                  ------------     ------------     ------------     ------------     ------------
INVESTMENT OPERATIONS
  Net investment income                                   0.38             0.38(1)          0.43             0.44             0.42
  Net gain (loss) on investments
    (both realized and unrealized)                        0.05             0.13             0.50             0.20            (0.44)
                                                  ------------     ------------     ------------     ------------     ------------
      Total from investment operations                    0.43             0.51             0.93             0.64            (0.02)
                                                  ------------     ------------     ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.38)           (0.38)           (0.43)           (0.44)           (0.42)
  Distributions from net realized gains                  (0.18)           (0.06)              --               --            (0.06)
                                                  ------------     ------------     ------------     ------------     ------------
      Total dividends and distributions                  (0.56)           (0.44)           (0.43)           (0.44)           (0.48)
                                                  ------------     ------------     ------------     ------------     ------------
NET ASSET VALUE, END OF YEAR                      $      10.68     $      10.81     $      10.74     $      10.24     $      10.04
                                                  ============     ============     ============     ============     ============
      Total return(2)                                     4.05%            4.91%            9.20%            6.54%           (0.26)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)          $     63,423     $     83,434     $    113,371     $     74,948     $     83,934
    Ratio of expenses to average net assets(3)            0.60%            0.60%            0.60%            0.62%            0.61%
    Ratio of net investment income to average
     net assets                                           3.51%            3.58%            4.03%            4.37%            4.03%
    Decrease reflected in above operating
     expense ratios due to waivers                        0.26%            0.25%            0.16%            0.11%            0.10%
  Portfolio turnover rate                                    6%              34%              51%              29%              55%

----------
(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .02%, and .01% for the years ended October 31, 2000, and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .60% for the years ended October 31, 2000, and 1999, respectively. For the years ended October 31, 2003, 2002, and 2001 there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                                  FOR THE YEAR       FOR THE PERIOD
                                                                                      ENDED               ENDED
                                                                                OCTOBER 31, 2003   OCTOBER 31, 2002(1)
                                                                                ----------------   -------------------
PER SHARE DATA
  Net asset value, beginning of period                                          $         10.81      $         10.61
                                                                                ---------------      ---------------
INVESTMENT OPERATIONS
  Net investment income                                                                    0.35                 0.31(2)
  Net gain on investments (both realized and unrealized)                                   0.07                 0.26
                                                                                ---------------      ---------------
      Total from investment operations                                                     0.42                 0.57
                                                                                ---------------      ---------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                                                    (0.35)               (0.31)
  Distributions from net realized gains                                                   (0.18)               (0.06)
                                                                                ---------------      ---------------
      Total dividends and distributions                                                   (0.53)               (0.37)
                                                                                ---------------      ---------------
NET ASSET VALUE, END OF PERIOD                                                  $         10.70      $         10.81
                                                                                ===============      ===============
      Total return(3)                                                                      3.97%                5.46%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $         1,535      $           140
    Ratio of expenses to average net assets(4)                                             0.85%                0.85%(5)
    Ratio of net investment income to average net assets                                   3.29%                3.21%(5)
    Decrease reflected in above operating expense ratios due to waivers                    0.26%                0.36%(5)
  Portfolio turnover rate                                                                     6%                  34%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the year ended October 31, 2003 and the period ended October 31, 2002, there were no transfer agent credits.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2003


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse New York Municipal Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize current interest income exempt from regular federal income taxes, New York State and New York City personal income taxes, to the extent consistent with prudent investment management and the preservation of capital. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on December 23, 1986.

   The Fund is authorized to offer two classes of shares: Common Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Class A shares are sold subject to a front-end sales charge of up to 3.00%.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by

CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, money market instruments and the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at October 31, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount. There was no securities lending income for the year ended October 31, 2003.

   H) OTHER -- The interest on New York municipal obligations is excluded from gross income for federal income tax purposes and exempt from New York State and New York City personal income taxes. A portion of income may be subject to state and City taxes or the federal alternative minimum tax. This Fund may be riskier than a more geographically diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived were $296,256 and $194,652, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were $74,064.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                     ANNUAL RATE
           ------------------------                     -----------
           First $5 billion                 0.050% of average daily net assets
           Next $5 billion                  0.035% of average daily net assets
           Over $10 billion                 0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $55,765.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the year ended October 31, 2003, distribution fees earned by CSAMSI were $2,199. Common Class shares are not subject to distribution fees.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2003, the Fund reimbursed CSAM $18,994, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2003, CSAMSI and its affiliates advised the Fund that they retained $7,401 from commissions earned on the sale of Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid $11,912 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003, the Fund had no loans outstanding under the Credit Facility. During the year ended October 31, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE            MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           -------------        ----------------          ----------------
           $   1,016,000             1.803%                 $  2,875,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were $4,276,056 and $22,175,272, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares and an unlimited number of shares are classified as Class A shares. Transactions in capital shares for each class were as follows:

                                                                       COMMON CLASS
                                            --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                FOR THE YEAR ENDED
                                                    OCTOBER 31, 2003                  OCTOBER 31, 2002
                                            --------------------------------------------------------------------
                                                SHARES            VALUE             SHARES            VALUE
                                            -------------    --------------      ------------    --------------
Shares sold                                     3,303,255    $   35,488,737         4,296,791    $   45,999,534
Shares issued in reinvestment
  of dividends and distributions                  339,279         3,622,524           337,029         3,581,710
Shares redeemed                                (5,426,136)      (58,276,481)       (7,469,943)      (79,767,013)
                                            -------------    --------------      ------------    --------------
Net decrease                                   (1,783,602)   $  (19,165,220)       (2,836,123)   $  (30,185,769)
                                            =============    ==============      ============    ==============

                                                                          CLASS A
                                            -------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                  FOR THE PERIOD ENDED
                                                    OCTOBER 31, 2003                     OCTOBER 31, 2002(1)
                                            -------------------------------------------------------------------
                                                SHARES            VALUE             SHARES            VALUE
                                            -------------    --------------      ------------    --------------
Shares sold                                       230,225    $    2,477,458            45,776    $      489,587
Shares issued in reinvestment
  of dividends and distributions                    4,031            43,012                68               739
Shares redeemed                                  (103,752)       (1,113,665)          (32,861)         (347,667)
                                            -------------    --------------      ------------    --------------
Net increase                                      130,504    $    1,406,805            12,983    $      142,659
                                            =============    ==============      ============    ==============

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF     APPROXIMATE PERCENTAGE
                                  SHAREHOLDERS    OF OUTSTANDING SHARES
                                  ------------    ----------------------
           Common Class               2                   49%
           Class A                    4                   67%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends and distributions paid during the years ended October 31, 2003 and 2002 by the Fund were as follows:

          ORDINARY INCOME               LONG-TERM CAPITAL GAIN                   TAX EXEMPT
  -------------------------------   -------------------------------   -------------------------------
       2003             2002             2003             2002             2003            2002
  --------------   --------------   --------------   --------------   --------------   --------------
  $      233,963   $           --   $    1,164,706   $      627,763   $    2,600,666   $    3,439,213

   At October 31, 2003, the components of distributable earnings on a tax basis for the Fund were as follows:

           Accumulated realized gain                          $    471,881
           Unrealized appreciation                               3,780,970
                                                              ------------
                                                              $  4,252,851
                                                              ============

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (depreciation) from investments were $60,431,156, $3,804,204, $(23,234) and $3,780,970, respectively.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Credit Suisse New York Municipal Fund:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse New York Municipal Fund (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE NEW YORK MUNICIPAL FUND
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                                  TERM                                   NUMBER OF
                                                  OF OFFICE(1)                           PORTFOLIOS IN
                                                  AND                                    FUND
                                 POSITION(S)      LENGTH        PRINCIPAL                COMPLEX         OTHER
NAME, ADDRESS AND                HELD WITH        OF TIME       OCCUPATION(S) DURING     OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                    FUND             SERVED        PAST FIVE YEARS          TRUSTEE         HELD BY TRUSTEE
--------------------------       -----------      ------------  --------------------     -------------   ---------------
INDEPENDENT TRUSTEES

Richard H. Francis               Trustee,         Since 1999    Currently retired        44              None
c/o Credit Suisse Asset          Nominating and
Management, LLC                  Audit
466 Lexington Avenue             Committee
New York, New York               Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten                Trustee,         Since Fund    Dean of Yale School of   43              Director of Aetna, Inc.
Box 208200                       Nominating and   Inception(2)  Management and William                   (insurance company);
New Haven, Connecticut           Audit                          S. Beinecke Professor                    Director of Calpine
06520-8200                       Committee                      in the Practice of                       Corporation (energy
                                 Member                         International Trade                      provider); Director of
Date of Birth: 10/29/46                                         and Finance (11/95 -                     CarMax Group (used car
                                                                present)                                 dealers)

Peter F. Krogh                   Trustee,         Since 2001    Dean Emeritus and        43              Director of Carlisle
301 ICC                          Nominating and                 Distinguished                            Companies Incorporated
Georgetown University            Audit                          Professor of                             (diversified
Washington, DC 20057             Committee                      International Affairs                    manufacturing company);
                                 Member                         at the Edmund A. Walsh                   Member of Selection
Date of Birth: 02/11/37                                         School of Foreign                        Committee for Truman
                                                                Service, Georgetown                      Scholars and Henry Luce
                                                                University (6/95 -                       Scholars; Senior
                                                                present); Moderator of                   Associate of Center for
                                                                PBS foreign affairs                      Strategic and
                                                                television series                        International Studies;
                                                                (1988 - 2000)                            Trustee of numerous world
                                                                                                         affairs organizations

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.
(2) Mr. Garten was initially appointed as a Trustee of the Fund on February 6, 1998. He resigned as Trustee on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                                  TERM                                   NUMBER OF
                                                  OF OFFICE(1)                           PORTFOLIOS IN
                                                  AND                                    FUND
                                 POSITION(S)      LENGTH        PRINCIPAL                COMPLEX         OTHER
NAME, ADDRESS AND                HELD WITH        OF TIME       OCCUPATION(S) DURING     OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                    FUND             SERVED        PAST FIVE YEARS          TRUSTEE         HELD BY TRUSTEE
--------------------------       -----------      ------------  --------------------     -------------   ---------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.             Trustee,         Since 1999    Currently retired        45              Director of Education
c/o Credit Suisse Asset          Nominating and                                                          Management Corp.
Management, LLC                  Audit
466 Lexington Avenue             Committee
New York, New York               Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport              Trustee,         Since 1999    Partner of Lehigh        45              None
Lehigh Court, LLC                Nominating                     Court, LLC and RZ
40 East 52nd Street              Committee                      Capital (private
New York, New York               Member and                     investment firms) (7/02
10022                            Audit                          - present); Consultant
                                 Committee                      to SunGard Securities
Date of Birth: 07/10/48          Chairman                       Finance, Inc. from
                                                                February 2002 to July
                                                                2002; President of
                                                                SunGard Securities
                                                                Finance, Inc. from 2001
                                                                to February 2002;
                                                                President of Loanet,
                                                                Inc. (on-line
                                                                accounting service)
                                                                from 1997 to 2001

                                                  TERM                                   NUMBER OF
                                                  OF OFFICE(1)                           PORTFOLIOS IN
                                                  AND                                    FUND
                                 POSITION(S)      LENGTH        PRINCIPAL                COMPLEX         OTHER
NAME, ADDRESS AND                HELD WITH        OF TIME       OCCUPATION(S) DURING     OVERSEEN BY     DIRECTORSHIPS
DATE OF BIRTH                    FUND             SERVED        PAST FIVE YEARS          TRUSTEE         HELD BY TRUSTEE
--------------------------       -----------      ------------  --------------------     -------------   ---------------
INTERESTED TRUSTEES

Joseph D. Gallagher(3)           Trustee,         Since 2003    Managing Director and    46              None
Credit Suisse Asset              Chairman of                    Chief Executive
Management, LLC                  the Board and                  Officer of CSAM since
466 Lexington Avenue             Chief                          2003; Global Chief
New York, New York               Executive                      Financial Officer,
10017-3140                       Officer                        Credit Suisse Asset
                                                                Management since 1999;
Date of Birth: 12/14/62                                         Chief Executive Officer
                                                                and Director of Credit
                                                                Suisse Asset Management
                                                                Limited, London,
                                                                England, from June 2000
                                                                to 2003; Director of
                                                                Credit Suisse Asset
                                                                Management Funds (UK)
                                                                Limited, London,
                                                                England, from June 2000
                                                                to 2003; Managing
                                                                Director, Head - Asian
                                                                Corporate Finance and
                                                                M&A, Credit Suisse
                                                                First Boston, Hong
                                                                Kong, China, from
                                                                January 1998 to May
                                                                1999

William W. Priest, Jr.(4)        Trustee          Since 1999    Co-Managing Partner,     50              Director of Globe
Steinberg Priest & Sloane                                       Steinberg Priest &                       Wireless, LLC (a
Capital Management, LLC                                         Sloane Capital                           maritime communications
12 East 49th Street                                             Management, LLC since                    company); Director of
12th Floor                                                      March 2001; Chairman                     InfraRed X (a medical
New York, New York                                              and Managing Director                    device company)
10017                                                           of CSAM from 2000 to
                                                                February 2001, Chief
Date of Birth: 09/24/41                                         Executive Officer and
                                                                Managing Director of
                                                                CSAM from 1990 to 2000

----------
(3) Mr. Gallagher is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.
(4) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                               TERM
                                                               OF OFFICE(1)
                                                               AND
                                     POSITION(S)               LENGTH
NAME, ADDRESS AND                    HELD WITH                 OF TIME
DATE OF BIRTH                        TRUST                     SERVED               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------        -----------               ------------         ----------------------------------------------
OFFICERS

Hal Liebes                           Vice President and        Since 1999           Managing Director and Global General Counsel
Credit Suisse Asset                  Secretary                                      of CSAM; Associated with CSAM since 1997;
Management, LLC                                                                     Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro                 Chief Financial Officer   Since 1999           Director and Director of Fund Administration
Credit Suisse Asset                  and Treasurer                                  of CSAM; Associated with CSAM since 1984;
Management, LLC                                                                     Officer of other Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler                  Assistant Secretary       Since 2000           Director and Deputy General Counsel of CSAM;
Credit Suisse Asset                                                                 Associated with CSAM since January 2000;
Management, LLC                                                                     Associated with the law firm of Swidler Berlin
466 Lexington Avenue                                                                Shereff Friedman LLP from 1996 to 2000;
New York, New York                                                                  Officer of other Credit Suisse Funds
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio                 Assistant Treasurer       Since 1999           Vice President of CSAM; Associated with CSAM
Credit Suisse Asset                                                                 since June 1996; Officer of other Credit Suisse
Management, LLC                                                                     Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola                  Assistant Treasurer       Since 2000           Assistant Vice President of CSAM; Associated
Credit Suisse Asset                                                                 with CSAM since April 2000; Assistant Vice
Management, LLC                                                                     President, Deutsche Asset Management from
466 Lexington Avenue                                                                January 1999 to April 2000; Assistant Vice
New York, New York                                                                  President, Weiss, Peck & Greer LLC from
10017-3140                                                                          November 1995 to December 1998; Officer of
                                                                                    other Credit Suisse Funds
Date of Birth: 06/05/63

                                                               TERM
                                                               OF OFFICE(1)
                                                               AND
                                     POSITION(S)               LENGTH
NAME, ADDRESS AND                    HELD WITH                 OF TIME
DATE OF BIRTH                        TRUST                     SERVED               PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------        -----------               ------------         ----------------------------------------------
OFFICERS

Robert M. Rizza                      Assistant Treasurer       Since 2002           Assistant Vice President of CSAM; Associated
Credit Suisse Asset                                                                 with CSAM since 1998; Officer of other Credit
Management, LLC                                                                     Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   During the year ended October 31, 2003, the Fund declared dividends of $1,164,706 that were designated as long-term capital gains dividends.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   In the twelve months ended October 31, 2003, (the end of the fiscal year), 100% of the dividends paid by the Fund were exempt-interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2004, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Fund in 2003. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Fund during the year.

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSNYM-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE NEW YORK MUNICIPAL FUND

                  /s/ Joseph D. Gallagher
                  -----------------------
                  Name:  Joseph D. Gallagher
                  Title: Chief Executive Officer
                  Date:  January 5, 2004


                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Joseph D. Gallagher
                  -----------------------
                  Name:  Joseph D. Gallagher
                  Title: Chief Executive Officer
                  Date:  January 5, 2004


                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title:   Chief Financial Officer
                  Date:   January 5, 2004